Summary of Operations and Significant Accounting Policies (Details 3) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2012	Mar. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segments:
Number of operating segments		2		2
Trade and Other Receivables:
Allowances for doubtful accounts		$ 88,000	$ 64,000	$ 64,000	$ 77,000
Property, Plant and Equipment
Regulated property, plant and equipment, gross		806,379,000	795,498,000	795,498,000	608,231,000
Accumulated depreciation		(154,913,000)	(148,212,000)	(148,212,000)	(137,339,000)
Net property, plant and equipment		651,466,000	647,286,000	647,286,000	470,892,000
Composite rate of depreciation for distribution property, plant and equipment (as a percent)				2.60%	1.90%	2.10%
Number of asset groups used for impairment evaluation				1
Natural Gas Imbalances:
Imbalances related to natural gas recorded in accrued liabilities			1,800,000	1,800,000	1,100,000
Accrued Liabilities
Incentive Compensation			5,000,000	5,000,000	6,000,000
Number of customer protests to which annual surcharge for 2012 is subjected				2
Allowance for Funds Used During Construction:
AFUDC equity amounts capitalized				6,200,000	3,800,000	100,000
Capitalized interest cost as part of allowance for funds used during construction				1,700,000	800,000	100,000
Net Income per Limited Partner Unit:
General partner's ownership interest (as a percent)	2.00%	2.00%	2.00%
Pipelines
Property, Plant and Equipment
Estimated service life				40 years
Life of the lease				15 years
Pipelines | Minimum
Property, Plant and Equipment
Estimated service life				37 years
Pipelines | Maximum
Property, Plant and Equipment
Estimated service life				65 years
Compression Equipment
Property, Plant and Equipment
Estimated service life				45 years
Transmission and storage assets
Property, Plant and Equipment
Regulated property, plant and equipment, gross			691,898,000	691,898,000	511,089,000
Accumulated depreciation			(125,129,000)	(125,129,000)	(114,485,000)
Net property, plant and equipment			566,769,000	566,769,000	396,604,000
Gathering assets
Property, Plant and Equipment
Regulated property, plant and equipment, gross			103,600,000	103,600,000	97,142,000
Accumulated depreciation			(23,083,000)	(23,083,000)	(22,854,000)
Net property, plant and equipment			$ 80,517,000	$ 80,517,000	$ 74,288,000